Basis of preparation and presentation (Details)	12 Months Ended
Jun. 30, 2021
Disclosure Of Basis Of Preparation And Presentation Explanatory [Abstract]
Estimated useful life	5 years
Intangible assets, estimated useful life	8.00%
Social contribution tax	12.00%
Deferred income tax rate	25.00%
Deferred social contribution tax rate	9.00%